Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
17.	Income Taxes

The Company recorded a provision of $0.0 million during the three months ended March 31, 2022 and March 31, 2021, respectively. The provision recorded differs from the US statutory rate of 21% for the three months ended March 31, 2022 and March 31, 2021 primarily due to the valuation allowance recorded against the net operating losses and deferred tax assets.

The Company continues to evaluate the positive and negative evidence bearing upon the realizability of its net deferred tax assets and determined that it is not more likely than not that the Company will recognize the benefits of the net deferred tax assets. Therefore, a full valuation allowance has been recorded against the balance of net deferred tax assets in the United States as of March 31, 2022 and December 31, 2021.

17.	Income Taxes

Consolidated (loss) income before income taxes on a geographic basis during the years ended December 31, 2021 and 2020 are as follows (in thousands):

	Year Ended December 31
	2021	2020
United States	$(86,693)	$(19,658)
Non-U.S.	(6,637)	(4,208)
Total	$(93,330)	$(23,866)

The provision for income taxes consists of the following components during the years ended December 31, 2021 and 2020 (in thousands):

	Year Ended December 31,
	2021	2020
Current tax expense (benefit):
U.S. federal	$—	$—
Foreign	17	(24)
Total current tax expense (benefit)	17	(24)
Deferred tax expense:
U.S. federal	—	—
State	—	—
Foreign	—	2,063
Total deferred tax benefit	—	2,063
Total provision for income taxes	$17	$2,039

A reconciliation setting forth the differences between the effective tax rates of the Company for the years ended December 31, 2021 and 2020 and the U.S. federal statutory tax rate is as follows:

	Year Ended
	December 31,
	2021	2020
U.S. Federal income tax provision expense at statutory rate	21.0%	21.0%
Effect of nondeductible stock-based compensation	0.8%	(1.9)%
Foreign rate differential	0.2%	2.2%
Mark to market of warrant liabilities	(1.7)%	(1.3)%
State taxes net of federal benefit	4.3%	4.5%
Non-deductible financing expenses	(0.3)%	0.4%
Valuation allowance	(24.2)%	(38.3)%
Investment transfer	0.0%	6.8%
Other differences	(0.4)%	(0.4)%
US federal and state research credits	0.4%	1.6%
Uncertain tax positions	(0.1)%	(1.1)%
Foreign earnings includible in US	0.0%	(2.0)%
Effective income tax rate	0.0%	(8.5)%

Significant components of the Company’s consolidated deferred tax assets and liabilities at December 31, 2021 and 2020 are as follows at (in thousands):

	At December 31,
	2021	2020
Deferred tax assets:
Federal net operating loss carryforwards	$40,469	$24,730
State net operating loss carryforwards	10,643	7,207
Equity compensation	5,620	4,353
Accruals and reserves	—	26
Uncollected grants	998	712
Investment in subsidiaries	3,820	3,931
Research credits	1,578	1,298
Other assets	152	46
Deferred income	239	—
Interest	257	—
Deferred rent	547	600
Total deferred tax assets	64,323	42,903
Valuation allowance	(59,841)	(37,427)
Total deferred tax assets net of valuation allowance	4,482	5,476
Deferred tax liabilities:
Intangible assets and amortization	(3,932)	(4,680)
Right-of-Use asset	(536)	(591)
Other liabilities	(14)	(204)
Total deferred tax liabilities	(4,482)	(5,476)
Net deferred tax assets	$—	$—

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. At December 31, 2021 and 2020, the Company has federal net operating loss carryforwards totaling $184.6 million and $114.4 million, respectively, of which $63.5 million expire in 2027 through 2037 and $121.1 million do not expire. At December 31, 2021 and 2020, the Company has state net operating loss carryforwards totaling $168.4 million and $114.0 million, respectively, which expire in 2030 through 2041, as well as other temporary differences and attributes that will be available to offset regular taxable income during the carryforward period. At December 31, 2021, the Company has foreign net operating loss carryforwards of $7.1 million which do not expire.

Under the provisions of the Internal Revenue Code, the net operating loss and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has not completed a change in control analysis, as defined under Sections 382 and 383 of the Internal Revenue Code, through December 31, 2021 and has not determined whether the future utilization of net operating loss carryforwards may be materially limited based upon past financings. In addition, the Company may complete future financings that could result in an ownership change, which may limit the Company’s ability to utilize its tax attributes.

The Company files income tax returns in Italy, the United States and in various state jurisdictions with varying statutes of limitations. Due to net operating losses incurred, the Company’s tax returns from inception to date are subject to examination by taxing authorities.

The Company has evaluated the positive and negative evidence bearing upon the realizability of its net deferred tax assets and determined that it is not more likely than not that the Company will recognize the benefits of the net deferred tax assets. Therefore, a full valuation allowance has been recorded against the balance of net deferred tax assets in the United States. Additionally, the Company has determined that it is not more likely than not that the Company will recognize the benefits of the net deferred tax assets in Italy, primarily due to uncertainty regarding continued funding of the operations of Italy and from the restructuring of the intercompany services agreement between Gelesis, Inc., and Gelesis S.r.l., in connection with the RIF financing (see Note 11). As a result, the Company recorded a deferred tax provision of approximately $2.0 million in Italy during the year ended December 31, 2020 to establish a full valuation allowance against the balance of net deferred tax assets in Italy and maintains a full valuation allowance against the balance of net deferred tax assets in Italy as of December 31, 2021. The Company will continue to evaluate all positive and negative evidence each period.

The change in the valuation allowance during the years ended December 31, 2021 and 2020 was an increase of $22.4 million and $9.1 million, respectively. The increase in the valuation allowance during the year ended December 31, 2021 and 2020 primarily relates to an increase in net operating losses in both years as well as the establishment of a full valuation allowance in the Italian subsidiary during the year ended December 31, 2020.

The Company generally considers all earnings generated in Italy to be indefinitely reinvested. Therefore, the Company does not accrue U.S. taxes on the repatriation of the foreign earnings it considers to be indefinitely reinvested outside of the U.S. At December 31, 2021, the Company had not provided for federal income tax on $7.5 million of accumulated undistributed earnings of its foreign subsidiaries. In the event the Company were to repatriate the foreign earnings, the Company does not estimate the repatriation being subject to taxation.

The Company follows the provisions of ASC 740-10, Accounting for Uncertainty in Income Taxes, which specifies how tax benefits for uncertain tax positions are to be recognized, measured, and recorded in financial statements; requires certain disclosures of uncertain tax matters; specifies how reserves for uncertain tax positions should be classified on the balance sheet; and provides transition and interim period guidance, among other provisions. At December 31, 2021 and 2020, the Company has not recorded any liability for uncertain tax positions which relate primarily to certain federal and state research tax credits. The Company presents the uncertain tax positions as a reduction to the gross deferred tax assets with respect to research credits. The Company’s policy is to recognize interest and penalties accrued on any uncertain tax positions as a component of income tax expense, if any, in its consolidated statements of operations. For the years ended December 31, 2021 and 2020, no estimated interest or penalties were recognized on uncertain tax positions. The Company does not expect that the amounts of uncertain tax positions will change significantly within the next twelve months. A reconciliation of the beginning and ending amount of uncertain tax positions is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Unrecognized tax benefits at the beginning of year	$(281)	$—
Increase for current year positions	(71)	(82)
Increase for prior year positions	—	(199)
Expiration of statute of limitations	—	—
Unrecognized tax benefits at the end of year	(352)	(281)
Gross research credit tax assets	1,930	1,579
Net research credit tax assets	$1,578	$1,298